CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS
Common shares issued	232,793,335	225,465,654
Common shares held in trust	542,894	500,514